Securities, Available-for-sale Securities with Unrealized Losses in Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2024 USD ($) Security	Dec. 31, 2023 USD ($)
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 36,112	$ 9,474
12 Months or More - Fair Value	122,158	152,784
Fair Value	158,270	162,258
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(459)	(52)
12 Months or More - Unrealized Loss	(13,201)	(14,609)
Unrealized Loss	$ (13,660)	(14,661)
Number of securities in unrealized loss position | Security	96
U.S. Government Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 31,418	9,474
12 Months or More - Fair Value	26,802	40,823
Fair Value	58,220	50,297
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(329)	(52)
12 Months or More - Unrealized Loss	(1,054)	(1,825)
Unrealized Loss	$ (1,383)	(1,877)
Number of securities in unrealized loss position | Security	16
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 0	0
12 Months or More - Fair Value	5,889	5,877
Fair Value	5,889	5,877
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	0	0
12 Months or More - Unrealized Loss	(518)	(650)
Unrealized Loss	$ (518)	(650)
Number of securities in unrealized loss position | Security	3
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 4,694	0
12 Months or More - Fair Value	89,467	106,084
Fair Value	94,161	106,084
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(130)	0
12 Months or More - Unrealized Loss	(11,629)	(12,134)
Unrealized Loss	$ (11,759)	$ (12,134)
Number of securities in unrealized loss position | Security	77